Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (1,657,877)	$ (4,006,013)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	181,675	174,640
Lease obligation interest expense	3,473
Stock-based compensation expense	1,040,585	1,263,633
Amortization of debt issuance cost	3,958
Gain on change in fair value of warrants	(117,125)	(1,475,775)
Changes in operating assets and liabilities:
Decrease (increase) in restricted cash	490,315	(385,315)
Decrease (increase) in credit card holdback receivable	(416,495)	55,029
Decrease (increase) in accounts receivable	164,242	(65,351)
Increase in security deposits	(250,104)
Decrease in prepaid expenses and other current assets	22,113	89,961
Increase in accounts payable, accrued expenses and other current liabilities	567,579	486,532
Decrease in deferred rent	(38,644)	(29,174)
Increase (decrease) in deferred subscription revenue	125,304	(697,458)
Increase (decrease) in deferred advertising revenue	(286,573)	300,000
Net cash used in operating activities	(167,574)	(4,289,291)
Cash flows from investing activities:
Purchase of fixed assets	(3,731)	(48,553)
Purchase of non-marketable equity securities	(100,000)	(100,000)
Repayment of notes receivable issued to employees and accrued interest	92,046	(4,850)
Net cash used in investing activities	(11,685)	(153,403)
Cash flows from financing activities:
Payments of capital lease obligations	(9,708)
Proceeds from exercise of stock options		12,450
Proceeds from issuance of promissory notes	400,000
Net cash provided by financing activities	390,292	12,450
Net increase (decrease) in cash and cash equivalents	211,033	(4,430,244)
Balance of cash and cash equivalents at beginning of period	927,352	5,357,596
Balance of cash and cash equivalents at end of period	1,138,385	927,352
Supplemental disclosure of cash flow information
AYI.com domain name purchase in exchange for 100,000 shares of common stock		100,000
Warrants issued for debt issuance costs	4,750
Equipment acquired under capital lease obligations	$ 218,605